Share-Based Compensation Plans - Estimated Fair Value of Share Awards (Details) - Stock option	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free interest rate (as a percent)	1.60%	1.80%	1.10%
Expected dividend yield (as a percent)	1.50%	1.20%	1.70%
Expected volatility (as a percent)	32.00%	37.00%	42.00%
Expected term (years)	6 years	5 years 10 months 24 days	5 years 10 months 24 days